Schedule of Investments
May 31, 2021 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 65.63%

Air Courier Services - 2.87%
FedEx Corp.	4,400	1,385,164

Aircraft Engines & Engines Parts - 2.39%
Honeywell International, Inc.	5,000	1,154,550

Beverages - 1.23%
PepsiCo, Inc.	4,000	591,760

Biological Products (No Diagnostic Substances) - 1.22%
Biogen, Inc. (2)	2,200	588,456

Commercial Banks - 1.87%
Toronto Dominion Bank (Canada)	12,500	901,250

Electric Services - 2.31%
NextEra Energy, Inc.	15,200	1,112,944

Electromedical & Electrotherapeutic Apparatus - 1.71%
Medtronic PLC (Ireland)	6,500	822,835

Electrical Work - 2.17%
Quanta Services, Inc.	11,000	1,048,850

Electronic Computers - 2.96%
Apple, Inc.	6,700	834,887
Dell Technologies, Inc. Class C (2)	6,000	591,840

		1,426,727
Food & Kindred Products - 1.26%
Nestle S.A. ADR	4,900	605,983

Guided Missiles & Space Vehicles & Parts - 2.22%
Lockheed Martin Corp.	2,800	1,070,160

National Commercial Banks - 5.20%
Citigroup, Inc.	15,000	1,180,650
JPMorgan Chase & Co.	8,100	1,330,344

		2,510,994

Petroleum Refining - 1.79%
Chevron Corp.	8,300	861,457

Pharmaceutical Preparations - 6.59%
Bristol Myers Squibb Co.	8,550	561,906
Johnson & Johnson	5,000	846,250
Merck & Co., Inc.	11,950	906,886
Pfizer, Inc.	22,300	863,679

		3,178,721

Railroads, Line-Haul Operating - 2.14%
Union Pacific Corp.	4,600	1,033,758

Retail-Drug Stores & Proprietary Stores - 2.44%
CVS Health Corp.	13,594	1,175,065

Retail-Lumber & Other Building Materials Dealers - 2.18%
The Home Depot, Inc.	3,300	1,052,403

Retail-Variety Stores - 2.36%
WalMart, Inc.	8,000	1,136,240

Rubber & Plastic Footwear - 1.70%
Nike, Inc. Class B	6,000	818,760

Semiconductors & Related Devices - 4.23%
Broadcom, Inc.	1,800	850,194
Intel Corp.	11,200	639,744
Texas Instruments, Inc.	2,900	550,478

		2,040,416

Services-Business Services - 4.67%
Accenture PLC Class A (Ireland)	3,000	846,480
MasterCard, Inc. Class A	3,900	1,406,262

		2,252,742

Services-Computer Programming, Data Processing, Etc. - 5.53%
Alphabet, Inc. Class A (2)	535	1,260,915
Facebook, Inc. Class A (2)	4,275	1,405,321

		2,666,236

Services-Medical Laboratories - 1.22%
Laboratory Corp of America Holdings (2)	2,150	590,132

Services-Miscellaneous Amusement & Recreation - 1.48%
Walt Disney Co. (2)	4,000	714,600

Services-Prepackaged Software - 1.91%
Microsoft Corp.	3,700	923,816

Total Common Stock	(Cost $ 17,671,920)	31,664,019

Exchange-Traded Funds - 3.01% (3)

Invesco Variable Rate Preferred ETF	17,000	443,870
iShares US Preferred Stock ETF	12,900	501,165
JPMorgan Ultra-Short Income ETF	10,000	507,700

Total Exchange-Traded Funds	(Cost $ 1,433,264)	1,452,735

Real Estate Investment Trusts - 3.50%

Duke Realty Corp.	19,900	924,554
Extra Space Storage, Inc.	5,100	764,031

Total Real Estate Investment Trusts	(Cost $ 897,545)	1,688,585

Corporate Bonds - 13.29% (2) (5)

Accident & Health Insurance - 0.28%
Unum Group, 4.000%, 03/15/2024	125,000	135,495

Air Transportation, Scheduled - 0.42%
American Airlines 2013-2, 4.950%, due 1/15/23	200,562	202,569

Beverages - 0.33%
Keurig Dr. Pepper, Inc., 3.130%, 12/15/2023	150,000	159,038

Crude Petroleum & Natural Gas - 0.32%
Murphy Oil Corp., 6.875%, 08/15/2024	150,000	153,600

Dental Equipment & Supplies - 0.42%
DENTSPLY International, Inc., 4.125%, 08/15/2021	200,000	200,452

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.56%
General Electric Co. Series A, 4.000%, 06/15/2022 Perpetual (a) (b)	300,000	269,250

Health Care Providers & Services - 0.21%
CommonSpirit Health, 2.950%, due 11/01/2022	100,000	103,392

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.26%
Cintas Corp. No. 2, 4.300%, 06/01/2021	125,000	125,000

Miscellaneous Business Credit Institution - 0.11%
Ford Motor Credit Co. LLC., 3.810%, 01/09/2024	50,000	51,938

National Commercial Banks - 2.36%
Banc of California, Inc., 5.250%, due 04/15/2025	300,000	316,897
Citigroup, Inc. Series B, 5.900%, to 02/15/2023 (a) (b)	200,000	210,500
JPMorgan & Chase Co., Series B, 0.67563%, due 2/01/2027 (3M USD LIBOR + 0.500%) FRN	150,000	143,872
Mellon Capital IV, 4.00%, to 12/31/2099 (3-month US Libor + 0.565%) (b) (4)	200,000	199,136
Old National Bancorp, 4.125%, 08/15/2024	100,000	109,221
Truist Financial Corp. Series M Perpetual, 5.125%, 12/15/2027 (b) (4)	150,000	159,750

		1,139,376

Operative Builders - 0.45%
Lennar Corp., 4.875%, 12/15/2023	200,000	218,292

Personal Credit Institutions - 0.58%
Discover Financial Services, Series D Perpetual, 6.125%, 09/23/2165 (b) (4)	250,000	281,175

Pharmaceutical Preparations - 0.65%
AbbVie, Inc., 2.900%, 11/06/2022	250,000	259,030
Mylan, Inc., 4.200%, 11/29/2023	50,000	53,798

		312,828

Property & Casualty Insurance - 0.47%
Finial Holdings, Inc., 7.125%, due 10/15/2023 (Switzerland)	200,000	228,877

Retail-Apparel & Accessory Stores - 0.22%
Foot Locker, Inc., 8.500%, 01/15/2022	100,000	103,875

Retail-Drug Stores & Proprietary Stores - 0.37%
Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	175,000	176,497

Rubber & Plastic Footwear - 0.43%
Nike, Inc., 2.250%, 05/01/2023	200,000	206,750

Security Brokers, Dealers & Flotation Companies - 0.66%
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025 (a) (b)	200,000	220,700
Morgan Stanley, Series MTN, 8.775%, due 08/30/2028 (4)	95,000	98,325

		319,025

Services-Business Services - 0.36%
Ebay, Inc., 2.600%, 07/15/2022	170,000	173,217

Services-Computer Programming Services - 0.36%
VeriSign, Inc., 4.625%, 05/01/2023	175,000	175,240

Services-Personal Services - 0.49%
Block Financial LLC, 5.500%, 11/01/2022	225,000	234,732

Services-Prepackaged Software - 0.50%
NortonLifelock, Inc., 3.950%, due 06/15/2022	75,000	76,500
VMWare, Inc., 3.900%, 08/21/2027	150,000	166,683

		243,183

State Commercial Banks - 2.48%
Ally Financial, Inc., Series B, 4.70%, Perpetual	250,000	256,875
Bank of the Ozarks, 5.500%, 3M USD LIBOR + 3.935%, 07/01/2021 (a) (maturity date: 07/01/26)	150,000	150,321
Eagle Bancorp, Inc., 5.750%, 09/01/2024	250,000	270,525
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025 (4)	200,000	217,750
Home Bancshares, Inc., 5.625%, 3M USD LIBOR + 3.207%, 04/15/2022 (a) (maturity date: 4/15/27)	100,000	103,030
SVB Financial Group, 4.10%, 05/15/2169, Perpetual (b)	200,000	199,750

		1,198,251

Total Corporate Bonds	(Cost $ 6,266,781)	6,412,052

Municipal Bonds - 5.19% (2) (5)

Arizona - 0.05%
Sedona, AZ Wastewater, 0.000%, 07/01/2021	25,000	24,994

California - 0.11%
California St. University Revenue Bond Series B, 2.785%, 11/01/2022	10,000	10,237
Porterville Unified School District, 7.250%, 07/01/2027	20,000	20,082
San Bernardino County Redevelopment Agency, 3.625%, 09/01/2024	20,000	21,500

		51,819

Georgia - 0.23%
Georgia Loc. Govt., 4.750%, 06/01/2028	99,000	111,187

Indiana - 0.81%
Evansville, IN Vanderburgh Industry School Taxable Build American Bonds, 6.150%, 07/15/2027	135,000	135,495
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, 08/01/2028	190,000	196,975
Indiana State University, 5.260%, 04/01/2024	25,000	25,069
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	35,000	35,127

		392,666

Kentucky - 0.12%
Louisville/Jefferson County Metro Government, 3.000%, 05/01/2023	55,000	55,766

Maryland - 0.69%
Baltimore Maryland Board School Commissioners Taxable Qualified School Construction, 5.692%, 12/15/2025	200,000	240,524
Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, 06/01/2023	90,000	91,973

		332,497
Michigan - 0.06%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, 08/01/2026	25,000	30,168

New Jersey - 0.28%
City of Wildwood, NJ, 4.000%, 11/01/2021	135,000	136,382

New York - 0.85%
City of New York, NY, 1.980%, 08/01/2023	200,000	206,598
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 08/01/2023	200,000	205,310

		411,908

Ohio - 0.23%
New Albany Floyd County Industry School First Mortgage, 5.000%, 01/15/2027	250,000	307,630
Youngstown State University, OH, 6.549%, 12/15/2030	110,000	110,358

		417,988

Pennsylvania - 0.51%
East Norriton and Plymouth Pennsylvania Joint Sewer Authority Sewer Revenue Taxable, 1.832%, 08/01/2028	250,000	246,595

Washington - 0.17%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, 12/01/2025	70,000	81,096

Wisconsin - 0.44%
Greendale, WI Taxable Community Development, Series A, 4.750%, 12/01/2026	110,000	110,261
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, 01/01/2024	100,000	102,741

		213,002

Total Municipal Bonds	(Cost $ 2,473,061)	2,506,068

Preferred Securities - 2.99%

Asset Management - 0.21%
B. Riley Financial, Inc., 6.500%, 09/30/2026	4,000	103,520

Motor Vehicles & Passenger Car Bodies - 0.33%
Ford Motor Co., 6.000%, 12/01/2059	6,000	160,500

National Commercial Banks - 1.86%
BAC Capital Trust XIII Series F, 4.000%, 03/15/2043 (b) (4)	150,000	149,309
Huntington Bancshares, Inc. Series E, 5.70%, to 04/15/2023 (a) (b)	150,000	153,281
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (a) (b)	150,000	160,316
PNC Financial Services Group, Inc., 0.761%, due 6/01/28 (3-month Libor + 0.57%) FRN	150,000	145,171
USB Capital IX, 3.500%, (3M USD LIBOR + 1.020%) (b) (4)	300,000	290,805

		898,882
Other Real Estate Investment Trust - 0.32%
Ready Capital Corp., 5.75%, 02/15/2026	6,000	153,600

Telephone Communications (No Radio Telephone) - 0.26%
QWest Corp., 6.500%, 09/01/2056	3,000	76,050
US Cellular Corp., 6.950%, 05/15/2060	2,000	51,320

		127,370

Total Preferred Securities	(Cost $ 1,390,384)	1,443,872

Structured Note - 0.26% (5)

Security Brokers, Dealers & Flotation Companies - 0.26%
Goldman Sachs Group, Inc., 4.88325%, Capped at 10% (4) (maturity date: 11/13/2028)	125,000	123,287

Total Structured Note	(Cost $ 110,028)	123,287

Money Market Registered Investment Companies - 5.82%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (4)	2,808,307	2,808,307

Total Money Market Registered Investment Companies	(Cost $ 2,808,307)	2,808,307

Total Investments - 99.69%	(Cost $ 33,052,288)	48,098,925

Other Assets less Liabilities - 0.31%		147,723

Total Net Assets - 100.00%		48,246,648

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$39,057,518	$-
Level 2 - Other Significant Observable Inputs	9,041,407	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$48,098,925	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2021.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.